UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as specified in charter)

333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[Logo - American Funds®]

The right choice for the long term®

American High-Income Trust

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Semi-annual report for the six months ended March 31, 2006

American High-Income TrustSMseeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

This fund is one of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For the most current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2006:

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	+4.59%	+7.81%	+7.02%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

The fund’s 30-day yield for Class A shares as of April 30, 2006, calculated in accordance with the Securities and Exchange Commission formula, was 6.75%, which reflects a fee waiver (6.72% without the fee waiver). The fund’s distribution rate for Class A shares as of that date was 7.04%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 28. Please see the inside back cover for important information about other share classes.

The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. Investing outside the United States is subject to additional risks, such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity, which are detailed in the fund’s prospectus.

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Fellow shareholders:

American High-Income Trust provided a solid gain in the first half of its 2006 fiscal year. Favorable economic news and robust corporate profits supported the market for high-yield bonds, even as many other bonds weakened.

For the six months ended March 31, 2006, the fund delivered a total return of 4.3%. Shareholders earned monthly dividend income totaling 49 cents a share. Those who reinvested their dividends recorded an income return of 4.1%. Shareholders who took dividends in cash saw an income return of 4.0%.

American High-Income Trust finished the period ahead of its peer group average, the Lipper High Current Yield Bond Funds Index, which gained 3.6% for the six months. It also outpaced its primary market benchmarks: the Credit Suisse High Yield Index, which attempts to mirror the high-yield debt markets, returned 3.7%; and the Citigroup Broad Investment-Grade (BIG) Bond Index, which measures high-quality bond markets including Treasuries, ended the six months essentially flat. Both market indexes are unmanaged and do not include expenses.

[Begin Sidebar]
Results at a glance*			For periods ended March 31, 2006

	Cumulative total returns		Average annual total returns

	6 months	1 year	5 years	10 years	Lifetime†

American High-Income Trust	+4.3%	+8.7%	+8.6%	+7.4%	+9.2%
Credit Suisse High Yield Index	+3.7	+6.6	+9.4	+7.2	+9.0
Citigroup Broad Investment-Grade (BIG)
Bond Index	-0.0	+2.4	+5.2	+6.3	+7.5
Lipper High Current Yield Bond Funds Index	+3.6	+7.1	+6.6	+5.3	+7.3

*Change in value of investment with dividends and capital gain distributions reinvested. Market indexes are unmanaged.
† Since February 19, 1988.
[End Sidebar]

High-yield issues stand out

The reporting period, which began in October, got off to a shaky start. Bond prices weakened amid inflation fears from signs that the United States economy was expanding at a steady clip. In an effort to keep inflation at bay, the Federal Reserve continued to tighten credit; over the six months, it raised its target for the federal funds rate a full percentage point, to 4.75%. Higher quality bonds were hardest hit, particularly those with long maturities.

High-yield bonds declined briefly early in the period, but soon recovered. These bonds, which can correlate to equity markets as much as to bond markets, were buoyed by a combination of factors, including rising corporate profits, solid economic growth, low default rates and vigorous demand by investors for higher yielding issues.

Beneficial security selection

Good individual security selection contributed to American High-Income Trust’s strong results. Telecommunications, the fund’s largest sector concentration, continued to do well. Healthy cash flow, coming from increases in revenue and subscriber growth, allowed many wireless service providers to pay down debt and otherwise improve their balance sheets. A boost in earnings likewise benefited a number of fixed-line operators, notably Qwest Communications, a large fund holding.

The positive economic picture reinvigorated cyclical companies, which bounced back from a period of weakness. Beneficiaries included manufacturers of paper and building materials, as well as a number of airlines and automobile makers. Although the latter two industries still face severe operational and financial challenges, investors responded positively to efforts by managements to make improvements. Among the gainers were Continental Airlines — the fund holds bonds collateralized by high-quality aircraft — and General Motors, which announced that it would spin off its finance arm, GMAC. Both are sizable positions in the portfolio.

Tempering expectations

The Federal Reserve’s rate hike at the end of March, its 15th since June 2004, brought short-term interest rates to their highest levels in five years. Although additional increases are possible, it appears that an end to the tightening cycle is in sight. Many signs point to a soft economic landing: steady growth, a rise in industrial output and declining unemployment, with only moderate inflation. These indicators could suggest salutary conditions for bonds going forward.

That said, prices for high-yield bonds have begun to ease somewhat, after a period of unusually strong returns. Because the market seems fairly valued at the moment, returns are likely to remain subdued in the months ahead. To put things in perspective, American High-Income Trust’s one-year total return of 8.7% as of March 31, 2006, is in line with its average annual total return of 9.2% over the fund’s lifetime. Both are lower than the fund’s 12.0% average annual total return over three years, a timeframe that encompasses those above-average gains. In this environment, we are tempering our expectations.

We continue to be optimistic about the fundamentals of the companies in the portfolio. Many have seen a boost in credit quality, along with their bond prices. At the same time, there is a concern that companies may once again be turning to the capital markets to add debt, which raises new risks. We are mindful, as always, of striking a balance between the search for yield and protecting the value of your investment. This cautious approach has helped us achieve our objectives of high current income and capital appreciation over time.

We thank you for your continued support.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ David C. Barclay

David C. Barclay
President
May 9, 2006

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, March 31, 2006
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
U.S. corporate bonds & notes	72.2%
Non-U.S. corporate bonds & notes	11.0
U.S. government bonds & notes	0.4
Non-U.S. government bonds & notes	4.4
Common stocks & warrants	1.7
Convertible securities	2.1
Preferred securities	1.8
Other	0.7
Short-term securities & other assets less liabilities	5.7
[end pie chart]

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 88.66%	(000)	(000)	assets

Corporate bonds & notes - 83.17%
Consumer discretionary - 26.23%
General Motors Acceptance Corp. 4.50%-7.25% 2006-2014 (1)	$170,965	$164,643
General Motors Corp.:
7.20% 2011	87,435	68,636
7.25% 2013	€3,000	2,785
6.375%-8.375% 2008-2033	$42,550	33,674
Residential Capital Corp. 6.375% 2010	20,000	20,167	2.75%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp.:
8.00% 2012 (2)	39,950	39,950
8.375% 2014 (2)	29,800	29,874
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	37,625	36,778
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	14,105	13,929
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%-13.50% 2011-2012 (3)	14,375	7,519	1.22
Cinemark USA, Inc. 9.00% 2013	58,743	62,708.60
CanWest Media Inc., Series B, 8.00% 2012	60,258	62,065.59
Young Broadcasting Inc. 10.00% 2011	52,810	48,981.46
Grupo Posadas, SA de CV 8.75% 2011 (2)	46,225	48,190.46
Linens n' Things, Inc. 10.366% 2014 (1) (2)	45,700	46,043.44
Mohegan Tribal Gaming Authority 6.375% 2009	45,040	45,040.43
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	45,410	44,332.42
Neiman Marcus Group, Inc. 9.00% 2015 (2) (4)	41,505	44,099.42
Tenneco Automotive Inc. 8.625% 2014	41,250	41,456.39
Dollarama Group LP 8.875% 2012 (2)	37,025	37,580.36
Bon-Ton Stores, Inc. 10.25% 2014 (2)	38,675	37,399.36
Other securities		1,824,219	17.33
		2,760,067	26.23

Telecommunication services - 11.00%
Triton PCS, Inc.:
8.50% 2013	102,090	97,496
8.75%-9.375% 2011	86,930	59,503	1.49
American Cellular Corp., Series B, 10.00% 2011	54,725	59,650
Dobson Communications Corp.:
8.875% 2013	37,250	37,622
8.85% 2012 (1)	19,850	19,800
Dobson Cellular Systems, Inc. 9.43%-9.875% 2011-2012 (1)	24,375	26,522	1.36
Qwest Capital Funding, Inc. 7.00%-7.90% 2006-2031	71,570	73,328
Qwest Communications International Inc. 7.25% 2011	24,375	25,106
U S WEST Capital Funding, Inc. 6.375%-6.875% 2008-2028	18,834	18,309
Qwest Corp. 8.875% 2012	3,600	4,041	1.15
Nextel Communications, Inc.:
Series D, 7.375% 2015	88,378	92,753
6.875% 2013	14,500	14,972
AirGate PCS, Inc. 9.375% 2009 (2)	4,533	4,777
Alamosa (Delaware), Inc. 8.50% 2012	1,925	2,084	1.09
American Tower Corp.:
7.125% 2012	62,860	65,689
7.25%-7.50% 2011-2012	23,725	24,944.86
Centennial Communications Corp. 10.25% 2013 (1)	38,750	40,300
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	34,505	37,869.74
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	44,450	46,784.45
NTELOS Inc. 9.83% 2012 (1)	40,250	40,854.39
Cincinnati Bell Inc. 7.25% 2013	38,425	39,674.38
Other securities		324,955	3.09
		1,157,032	11.00

Industrials - 9.89%
Continental Airlines, Inc. 6.545%-8.388% 2012-2022	127,788	125,891	1.20
NTK Holdings Inc. 0%/10.75% 2014 (3)	52,460	38,558
THL Buildco, Inc. 8.50% 2014	36,445	37,265.72
Accuride Corp. 8.50% 2015	46,015	45,842.43
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	43,070	45,008.43
Other securities		748,020	7.11
		1,040,584	9.89

Materials - 9.83%
JSG Holdings PLC 11.50% 2015 (4)	€41,058	50,632.48
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	$42,055	40,688.39
AMH Holdings, Inc. 0%/11.25% 2014 (3)	67,375	39,077.37
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	38,660	38,128.36
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	34,075	37,057.35
Other securities		829,288	7.88
		1,034,870	9.83

Utilities - 5.58%
Edison Mission Energy:
9.875% 2011	38,850	44,095
7.73%-10.00% 2008-2009	49,100	51,196
Mission Energy Holding Co. 13.50% 2008	38,350	44,198
Midwest Generation, LLC 8.56% 2016 (5)	24,630	26,566
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	16,500	17,944
Homer City Funding LLC 8.734% 2026 (5)	9,398	10,667	1.85
AES Corp.:
8.75% 2013 (2)	43,985	47,724
8.875%-9.50% 2009-2015 (2)	65,026	70,675
AES Gener SA 7.50% 2014	18,350	18,878
AES Red Oak, LLC 8.54%-9.20% 2019-2029 (5)	11,565	12,909	1.43
Dynegy Holdings Inc. 10.125% 2013 (2)	36,415	41,766.40
Other securities		200,674	1.90
		587,292	5.58

Energy - 5.32%
Other securities		560,178	5.32

Consumer staples - 4.77%
Spectrum Brands, Inc. 7.375% 2015	43,120	37,730.36
Stater Bros. Holdings Inc. 8.125% 2012	37,005	37,144.35
Other securities		426,786	4.06
		501,660	4.77

Health care - 3.77%
Tenet Healthcare Corp.:
9.875% 2014	48,700	49,552
6.375%-9.25% 2011-2015 (2)	71,575	67,835	1.12
Warner Chilcott Corp. 8.75% 2015 (2)	50,889	50,762.48
Other securities		229,050	2.17
		397,199	3.77

Financials - 3.57%
E*TRADE Financial Corp. 7.875% 2015	36,420	38,605.37
Other securities		336,827	3.20
		375,432	3.57

Information technology - 3.21%
Sanmina-SCI Corp. 8.125% 2016	54,650	55,470.53
Electronic Data Systems Corp., Series B, 6.50% 2013 (1)	41,040	41,796.40
Other securities		240,777	2.28
		338,043	3.21

Non-U.S. government bonds & notes - 4.43%
Other securities		466,411	4.43

Other - 1.06%
Other securities		111,638	1.06

Total bonds & notes (cost: $9,196,791,000)		9,330,406	88.66

	Shares or principal	Market	Percent
	amount	value	of net
Convertible securities - 2.10%		(000)	assets

Other - 2.10%
American Tower Corp. 5.00% convertible debentures 2010	$25,925,000	25,796.24
AES Trust VII 6.00% convertible preferred 2008	439,925	21,270.20
General Motors Corp., Series B, 5.25% convertible debentures 2032	$25,535,000	16,587.16
Other securities		157,853	1.50

Total convertible securities (cost: $189,645,000)		221,506	2.10

	Shares	Market	Percent
		value	of net
Preferred securities - 1.83%		(000)	assets

Financials - 1.81%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (2)	52,248,000	56,753.54
Other securities		133,457	1.27
		190,210	1.81

Other - 0.02%
Other securities		2,225.02

Total preferred securities (cost: $166,997,000)		192,435	1.83

	Shares	Market	Percent
		value	of net
Common stocks - 1.53%		(000)	assets

Other - 1.53%
Drax Group PLC (6)	3,969,950	53,335.51
Dobson Communications Corp., Class A (2) (6)	3,435,685	27,554.26
Sprint Nextel Corp.	777,508	20,091.19
Other securities		60,012.57

Total common stocks (cost: $134,906,000)		160,992	1.53

	Shares	Market	Percent
		value	of net
Warrants - 0.16%		(000)	assets

Other - 0.16%
American Tower Corp., warrants, expire 2008 (2) (6)	38,250	16,295.16
Other securities		47.00

Total warrants (cost: $1,126,000)		16,342.16

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 3.82%	(000)	(000)	assets

Variable Funding Capital Corp. 4.535%-4.65% due 4/3-4/18/2006 (2)	$100,500	$100,347.95
CAFCO, LLC 4.63% due 5/3/2006 (2) (7)	25,000	24,899
Ciesco LLC 4.67% due 5/9/2006 (2) (7)	23,350	23,232.46
Ranger Funding Co. LLC 4.78% due 5/9/2006 (2) (7)	26,000	25,865
Bank of America Corp. 4.56% due 4/19/2006	15,000	14,967.39
Clipper Receivables Co., LLC 4.52%-4.53% due 4/3-4/24/2006 (2)	38,000	37,952.36
Other securities		174,505	1.66

Total short-term securities (cost: $401,771,000)		401,767	3.82

Total investment securities (cost: $10,091,236,000)		10,323,448	98.10
Other assets less liabilities		200,172	1.90

Net assets		$10,523,620	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the six months ended March 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Interest income(000)	Market value of affiliates at 3/31/06 (000)
ZiLOG, Inc. (6)	1,140,500	-	-	1,140,500	$-	$3,501
ZiLOG, Inc. - MOD III Inc., units (6) (8)	1,868	-	-	1,868	-	278
Clarent Hospital Corp. (6) (8)	576,849	-	-	576,849	-	289
					$-	$4,068

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,884,570,000, which represented 17.91% of the net assets of the fund.

(3) Step bond; coupon rate will increase at a later date.
(4) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(5) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(6) Security did not produce income during the last 12 months.
(7) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(8) Valued under fair value procedures adopted by authority of the board of trustees.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities at March 31, 2006		unaudited
(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $10,068,783)	$10,319,380
Affiliated issuers (cost: $22,453)	4,068	$10,323,448
Cash		97,070
Receivables for:
Sales of investments	27,549
Sales of fund's shares	28,148
Open forward currency contracts	169
Closed forward currency contracts	19
Dividends and interest	188,255	244,140
		10,664,658
Liabilities:
Payables for:
Purchases of investments	110,495
Repurchases of fund's shares	17,008
Dividends on fund's shares	3,931
Open forward currency contracts	990
Closed forward currency contracts	108
Investment advisory services	2,644
Services provided by affiliates	4,192
Deferred trustees' compensation	127
Other fees and expenses	1,543	141,038
Net assets at March 31, 2006		$10,523,620

Net assets consist of:
Capital paid in on shares of beneficial interest		$10,457,885
Undistributed net investment income		21,340
Accumulated net realized loss		(186,704)
Net unrealized appreciation		231,099
Net assets at March 31, 2006		$10,523,620

Shares of beneficial interest issued and outstanding - unlimited shares authorized (856,351 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$7,758,806	631,366	$12.29
Class B	761,341	61,954	12.29
Class C	815,961	66,398	12.29
Class F	705,983	57,449	12.29
Class 529-A	79,253	6,449	12.29
Class 529-B	16,272	1,324	12.29
Class 529-C	35,747	2,909	12.29
Class 529-E	4,687	381	12.29
Class 529-F	3,372	275	12.29
Class R-1	7,217	587	12.29
Class R-2	91,186	7,420	12.29
Class R-3	107,979	8,787	12.29
Class R-4	58,605	4,769	12.29
Class R-5	77,211	6,283	12.29
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $12.77 each.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2006	(dollars in thousands	)
Investment income:
Income:
Interest (net of non-U.S.
taxes of $354)	$408,745
Dividends	6,062	$414,807

Fees and expenses:(*)
Investment advisory services	17,089
Distribution services	18,615
Transfer agent services	3,817
Administrative services	1,626
Reports to shareholders	311
Registration statement and prospectus	187
Postage, stationery and supplies	463
Trustees' compensation	35
Auditing and legal	52
Custodian	134
State and local taxes	110
Other	74
Total fees and expenses before reimbursements/waivers	42,513
Less reimbursement/waiver of fees and expenses:
Investment advisory services	1,709
Administrative services	160
Total fees and expenses after reimbursements/waivers		40,644
Net investment income		374,163

Net realized gain and unrealized depreciation on investments and non-U.S. currency:
Net realized gain on:
Investments	63,143
Non-U.S. currency transactions	3,503	66,646
Net unrealized depreciation on:
Investments	(20,577)
Non-U.S. currency translations	(2,490)	(23,067)
Net realized gain and unrealized depreciation on investments and non-U.S. currency		43,579
Net increase in net assets resulting from operations		$417,742

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2006*	2005
Operations:
Net investment income	$374,163	$690,756
Net realized gain on investments and non-U.S. currency transactions	66,646	237,223
Net unrealized depreciation on investments and non-U.S. currency translations	(23,067)	(232,508)
Net increase in net assets resulting from operations	417,742	695,471

Dividends paid or accrued to shareholders from net investment income and non-U.S. currency gains	(401,955)	(694,615)

Capital share transactions	445,412	664,719

Total increase in net assets	461,199	665,575

Net assets:
Beginning of period	10,062,421	9,396,846
End of period (including undistributed
net investment income: $21,340 and $49,132, respectively)	$10,523,620	$10,062,421

*Unaudited.

See Notes to Financial Statements

Notes to financial statements

unaudited

1.	Organization and significant accounting policies

Organization - American High-Income Trust (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income and, secondarily, capital appreciation through a diversified, carefully supervised portfolio consisting primarily of lower rated, higher risk corporate bonds.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica® savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations - Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders - Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The fund may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Realized and unrealized gains on securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable on these securities. As of March 31, 2006, the liability for non-U.S. taxes based on realized and unrealized gains was $335,000.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; income on certain investments; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. As of March 31, 2006, the cost of investment securities, excluding forward currency contracts, for federal income tax purposes was $10,104,700,000.

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and non-U.S. currency gains	$35,377
Accumulated short-term capital losses	(239,205)
Undistributed long-term capital gains	57,474
Gross unrealized appreciation on investment securities	469,200
Gross unrealized depreciation on investment securities	(250,452)
Net unrealized appreciation on investment securities	218,748

Accumulated short-term capital losses above include a capital loss carryforward of $245,387,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. During the six months ended March 31, 2006, the fund realized, on a tax basis, a net capital gain of $63,656,000.

Ordinary income distributions paid or accrued to shareholders from net investment income and non-U.S. currency gains were as follows (dollars in thousands):

Share class	Six months ended March 31, 2006	Year ended September 30, 2005
Class A	$302,111	$523,835
Class B	27,654	51,233
Class C	28,877	52,182
Class F	26,685	42,973
Class 529-A	2,857	4,127
Class 529-B	559	879
Class 529-C	1,190	1,818
Class 529-E	167	240
Class 529-F	124	176
Class R-1	230	301
Class R-2	2,920	3,992
Class R-3	3,738	5,166
Class R-4	1,972	2,449
Class R-5	2,871	5,244
Total	$401,955	$694,615

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund’s transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.14% on such assets in excess of $10 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of rates beginning with 3.00% on the first $8,333,333 of the fund's monthly gross income and decreasing to 1.50% on such income in excess of $50,000,000. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2006, total investment advisory services fees waived by CRMC were $1,709,000. As a result, the fee shown on the accompanying financial statements of $17,089,000, which was equivalent to an annualized rate of 0.337%, was reduced to $15,380,000, or 0.303% of average daily net assets.

Class-specific fees and expenses - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of March 31, 2006, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services - The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2006, the total administrative services fees paid by CRMC were $1,000 and $159,000 for Class R-1 and R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended March 31, 2006, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$9,080	$3,440	Not applicable	Not applicable	Not applicable
Class B	3,779	377	Not applicable	Not applicable	Not applicable
Class C	3,968	Included in administrative services	$468	$101	Not applicable
Class F	822		292	94	Not applicable
Class 529-A	73		26	6	$36
Class 529-B	77		6	4	8
Class 529-C	165		12	8	17
Class 529-E	11		2	-*	2
Class 529-F	-		1	-*	1
Class R-1	32		4	3	Not applicable
Class R-2	302		60	267	Not applicable
Class R-3	245		67	66	Not applicable
Class R-4	61		33	5	Not applicable
Class R-5	Not applicable		35	2	Not applicable
Total	$18,615	$3,817	$1,006	$556	$64
* Amount less than one thousand.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $35,000, shown on the accompanying financial statements, includes $24,000 in current fees (either paid in cash or deferred) and a net increase of $11,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2006
Class A	$861,126	70,664	$236,193	19,395	$(797,763)	(65,498)	$299,556	24,561
Class B	37,706	3,094	18,835	1,547	(67,117)	(5,511)	(10,576)	(870)
Class C	95,042	7,796	20,078	1,649	(103,885)	(8,529)	11,235	916
Class F	193,000	15,844	19,597	1,609	(144,597)	(11,865)	68,000	5,588
Class 529-A	13,900	1,140	2,845	234	(4,177)	(343)	12,568	1,031
Class 529-B	1,321	108	558	46	(899)	(74)	980	80
Class 529-C	5,379	442	1,185	97	(2,864)	(235)	3,700	304
Class 529-E	785	64	166	14	(367)	(30)	584	48
Class 529-F	635	52	123	10	(189)	(15)	569	47
Class R-1	2,157	177	227	19	(1,183)	(98)	1,201	98
Class R-2	24,216	1,986	2,904	238	(10,658)	(874)	16,462	1,350
Class R-3	28,882	2,371	3,719	305	(21,749)	(1,788)	10,852	888
Class R-4	21,866	1,793	1,962	161	(7,821)	(642)	16,007	1,312
Class R-5	20,589	1,690	2,235	183	(8,550)	(701)	14,274	1,172
Total net increase
(decrease)	$1,306,604	107,221	$310,627	25,507	$(1,171,819)	(96,203)	$445,412	36,525

Year ended September 30, 2005
Class A	$1,717,183	138,578	$406,479	32,844	$(1,596,907)	(129,264)	$526,755	42,158
Class B	98,256	7,936	34,967	2,824	(157,417)	(12,748)	(24,194)	(1,988)
Class C	192,388	15,519	36,227	2,926	(236,808)	(19,190)	(8,193)	(745)
Class F	313,820	25,362	31,571	2,550	(286,463)	(23,196)	58,928	4,716
Class 529-A	21,884	1,765	4,106	332	(6,883)	(557)	19,107	1,540
Class 529-B	2,891	233	876	71	(802)	(64)	2,965	240
Class 529-C	9,408	759	1,809	146	(4,153)	(336)	7,064	569
Class 529-E	1,309	106	239	19	(317)	(26)	1,231	99
Class 529-F	944	76	174	14	(378)	(30)	740	60
Class R-1	3,243	261	298	24	(868)	(70)	2,673	215
Class R-2	45,263	3,652	3,965	321	(18,208)	(1,476)	31,020	2,497
Class R-3	81,319	6,577	5,107	413	(47,837)	(3,844)	38,589	3,146
Class R-4	35,411	2,847	2,410	195	(18,452)	(1,500)	19,369	1,542
Class R-5	20,105	1,623	3,958	320	(35,398)	(2,867)	(11,335)	(924)
Total net increase
(decrease)	$2,543,424	205,294	$532,186	42,999	$(2,410,891)	(195,168)	$664,719	53,125

(*) Includes exchanges between share classes of the fund.

6. Forward currency contracts

As of March 31, 2006, the fund had outstanding forward currency contracts to sell non-U.S. currencies as follows (dollars in thousands):

	Contract amount		U.S. valuations at March 31, 2006
Non-U.S. currency contracts
	Non-U.S.	U.S.	Amount	Unrealized depreciation

Sales:
Euros expiring 4/5 to 6/29/2006	€68,079	82,024	82,845	(821)

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $2,407,709,000 and $2,193,060,000, respectively, during the six months ended March 31, 2006.

Financial highlights(1)

			Income (loss) from investment operations(2)

		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized )	Total from investment operations	Dividends (from net investment income )	Net asset value, end of period	Total return(3)	Net assets, end of period (in millions	)		Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers	(4)	Ratio of net income to average net assets
Class A:
Six months ended 3/31/2006	(5)	$12.27	$.46	$.05	$.51	$(.49)	$12.29	4.27%	$7,759			.70%	(6)	.67%	(6)	7.52%	(6)
Year ended 9/30/2005		12.26	.89	.01	.90	(.89)	12.27	7.54	7,448			.68		.65		7.17
Year ended 9/30/2004		11.88	.87	.35	1.22	(.84)	12.26	10.57	6,920			.67		.67		7.19
Year ended 9/30/2003		9.62	.93	2.25	3.18	(.92)	11.88	34.30	6,235			.75		.75		8.49
Year ended 9/30/2002		11.27	1.08	(1.65)	(.57)	(1.08)	9.62	(5.88)	3,327			.88		.88		9.99
Year ended 9/30/2001		12.93	1.20	(1.61)	(.41)	(1.25)	11.27	(3.44)	2,936			.83		.83		9.75
Class B:
Six months ended 3/31/2006	(5)	12.27	.41	.05	.46	(.44)	12.29	3.87	761			1.46	(6)	1.43	(6)	6.76	(6)
Year ended 9/30/2005		12.26	.80	.01	.81	(.80)	12.27	6.72	771			1.45		1.43		6.39
Year ended 9/30/2004		11.88	.78	.35	1.13	(.75)	12.26	9.71	794			1.46		1.46		6.40
Year ended 9/30/2003		9.62	.84	2.25	3.09	(.83)	11.88	33.28	736			1.51		1.51		7.63
Year ended 9/30/2002		11.27	1.00	(1.65)	(.65)	(1.00)	9.62	(6.57)	294			1.59		1.59		9.28
Year ended 9/30/2001		12.93	1.10	(1.61)	(.51)	(1.15)	11.27	(4.17)	123			1.57		1.57		8.75
Class C:
Six months ended 3/31/2006	(5)	12.27	.41	.05	.46	(.44)	12.29	3.85	816			1.51	(6)	1.47	(6)	6.71	(6)
Year ended 9/30/2005		12.26	.79	.01	.80	(.79)	12.27	6.65	804			1.51		1.49		6.32
Year ended 9/30/2004		11.88	.77	.35	1.12	(.74)	12.26	9.62	812			1.54		1.54		6.31
Year ended 9/30/2003		9.62	.83	2.25	3.08	(.82)	11.88	33.17	772			1.60		1.60		7.49
Year ended 9/30/2002		11.27	.99	(1.65)	(.66)	(.99)	9.62	(6.65)	262			1.67		1.67		9.21
Period from 3/15/2001 to 9/30/2001		12.48	.53	(1.15)	(.62)	(.59)	11.27	(5.11)	44			1.70	(6)	1.70	(6)	8.54	(6)
Class F:
Six months ended 3/31/2006	(5)	12.27	.46	.05	.51	(.49)	12.29	4.26	706			.72	(6)	.69	(6)	7.48	(6)
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	12.27	7.45	637			.76		.74		7.07
Year ended 9/30/2004		11.88	.86	.35	1.21	(.83)	12.26	10.44	578			.79		.78		7.05
Year ended 9/30/2003		9.62	.92	2.25	3.17	(.91)	11.88	34.17	470			.84		.84		8.26
Year ended 9/30/2002		11.27	1.07	(1.65)	(.58)	(1.07)	9.62	(5.95)	156			.93		.93		9.95
Period from 3/15/2001 to 9/30/2001		12.48	.57	(1.15)	(.58)	(.63)	11.27	(4.86)	32			.93	(6)	.93	(6)	9.32	(6)
Class 529-A:
Six months ended 3/31/2006	(5)	12.27	.46	.05	.51	(.49)	12.29	4.24	79			.76	(6)	.73	(6)	7.46	(6)
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	12.27	7.44	66			.77		.75		7.09
Year ended 9/30/2004		11.88	.86	.35	1.21	(.83)	12.26	10.48	48			.76		.76		7.12
Year ended 9/30/2003		9.62	.92	2.25	3.17	(.91)	11.88	34.17	28			.77		.77		8.36
Period from 2/19/2002 to 9/30/2002		11.37	.65	(1.76)	(1.11)	(.64)	9.62	(10.11)	7			1.07	(6)	1.07	(6)	10.40	(6)
Class 529-B:
Six months ended 3/31/2006	(5)	12.27	.41	.05	.46	(.44)	12.29	3.81	16			1.59	(6)	1.56	(6)	6.63	(6)
Year ended 9/30/2005		12.26	.77	.01	.78	(.77)	12.27	6.52	15			1.64		1.61		6.22
Year ended 9/30/2004		11.88	.75	.35	1.10	(.72)	12.26	9.47	12			1.67		1.67		6.20
Year ended 9/30/2003		9.62	.82	2.25	3.07	(.81)	11.88	33.01	7			1.73		1.73		7.36
Period from 2/25/2002 to 9/30/2002		11.23	.59	(1.63)	(1.04)	(.57)	9.62	(9.54)	2			1.82	(6)	1.82	(6)	9.67	(6)
Class 529-C:
Six months ended 3/31/2006	(5)	12.27	.41	.05	.46	(.44)	12.29	3.81	36			1.58	(6)	1.55	(6)	6.65	(6)
Year ended 9/30/2005		12.26	.77	.01	.78	(.77)	12.27	6.53	32			1.63		1.60		6.23
Year ended 9/30/2004		11.88	.75	.35	1.10	(.72)	12.26	9.49	25			1.66		1.66		6.21
Year ended 9/30/2003		9.62	.82	2.25	3.07	(.81)	11.88	33.03	16			1.71		1.71		7.43
Period from 2/19/2002 to 9/30/2002		11.37	.60	(1.76)	(1.16)	(.59)	9.62	(10.52)	4			1.80	(6)	1.80	(6)	9.65	(6)
Class 529-E:
Six months ended 3/31/2006	(5)	12.27	.44	.05	.49	(.47)	12.29	4.09	5			1.05	(6)	1.02	(6)	7.18	(6)
Year ended 9/30/2005		12.26	.84	.01	.85	(.84)	12.27	7.09	4			1.10		1.07		6.77
Year ended 9/30/2004		11.88	.82	.35	1.17	(.79)	12.26	10.06	3			1.13		1.13		6.75
Year ended 9/30/2003		9.62	.88	2.25	3.13	(.87)	11.88	33.73	2			1.18		1.18		7.94
Period from 3/15/2002 to 9/30/2002		11.57	.57	(1.96)	(1.39)	(.56)	9.62	(12.29)	-		(7)	1.27	(6)	1.27	(6)	10.45	(6)
Class 529-F:
Six months ended 3/31/2006	(5)	12.27	.47	.05	.52	(.50)	12.29	4.34	4			.56	(6)	.52	(6)	7.67	(6)
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	12.27	7.45	3			.75		.72		7.13
Year ended 9/30/2004		11.88	.85	.35	1.20	(.82)	12.26	10.34	2			.88		.88		6.99
Year ended 9/30/2003		9.62	.91	2.25	3.16	(.90)	11.88	34.06	1			.92		.92		7.96
Period from 9/16/2002 to 9/30/2002		9.88	.08	(.30)	(.22)	(.04)	9.62	(2.23)	-		(7)	.05		.05		.77
Class R-1:
Six months ended 3/31/2006	(5)	$12.27	$.41	$.05	$.46	$(.44)	$12.29	3.83%	$7			1.59%	(6)	1.51%	(6)	6.68%	(6)
Year ended 9/30/2005		12.26	.78	.01	.79	(.78)	12.27	6.61	6			1.61		1.52		6.35
Year ended 9/30/2004		11.88	.76	.35	1.11	(.73)	12.26	9.59	3			1.68		1.56		6.32
Year ended 9/30/2003		9.62	.83	2.25	3.08	(.82)	11.88	33.16	1			2.01		1.60		7.20
Period from 7/11/2002 to 9/30/2002		10.00	.23	(.40)	(.17)	(.21)	9.62	(1.70)	-		(7)	2.07		.38		2.32
Class R-2:
Six months ended 3/31/2006	(5)	12.27	.41	.05	.46	(.44)	12.29	3.84	91			1.92	(6)	1.49	(6)	6.70	(6)
Year ended 9/30/2005		12.26	.79	.01	.80	(.79)	12.27	6.64	74			1.94		1.49		6.36
Year ended 9/30/2004		11.88	.77	.35	1.12	(.74)	12.26	9.63	44			2.10		1.53		6.36
Year ended 9/30/2003		9.62	.84	2.25	3.09	(.83)	11.88	33.21	15			2.31		1.57		7.34
Period from 6/18/2002 to 9/30/2002		10.76	.31	(1.18)	(.87)	(.27)	9.62	(8.05)	-		(7)	.85		.48		3.17
Class R-3:
Six months ended 3/31/2006	(5)	12.27	.43	.05	.48	(.46)	12.29	4.05	108			1.13	(6)	1.10	(6)	7.09	(6)
Year ended 9/30/2005		12.26	.84	.01	.85	(.84)	12.27	7.06	97			1.13		1.10		6.74
Year ended 9/30/2004		11.88	.82	.35	1.17	(.79)	12.26	10.05	58			1.15		1.14		6.76
Year ended 9/30/2003		9.62	.88	2.25	3.13	(.87)	11.88	33.71	14			1.28		1.18		7.74
Period from 6/21/2002 to 9/30/2002		10.60	.31	(1.01)	(.70)	(.28)	9.62	(6.63)	1			.51		.36		3.21
Class R-4:
Six months ended 3/31/2006	(5)	12.27	.46	.05	.51	(.49)	12.29	4.23	59			.76	(6)	.73	(6)	7.47	(6)
Year ended 9/30/2005		12.26	.88	.01	.89	(.88)	12.27	7.46	42			.75		.72		7.14
Year ended 9/30/2004		11.88	.86	.35	1.21	(.83)	12.26	10.45	24			.79		.78		7.11
Year ended 9/30/2003		9.62	.92	2.25	3.17	(.91)	11.88	34.17	9			.86		.83		8.13
Period from 7/19/2002 to 9/30/2002		9.97	.22	(.38)	(.16)	(.19)	9.62	(1.58)	-		(7)	9.55		.14		2.25
Class R-5:
Six months ended 3/31/2006	(5)	12.27	.47	.05	.52	(.50)	12.29	4.39	77			.47	(6)	.43	(6)	7.76	(6)
Year ended 9/30/2005		12.26	.92	.01	.93	(.92)	12.27	7.78	63			.46		.43		7.37
Year ended 9/30/2004		11.88	.90	.35	1.25	(.87)	12.26	10.80	74			.47		.47		7.39
Year ended 9/30/2003		9.62	.95	2.25	3.20	(.94)	11.88	34.61	75			.52		.52		8.77
Period from 5/15/2002 to 9/30/2002		11.30	.42	(1.70)	(1.28)	(.40)	9.62	(11.41)	42			.23		.23		4.25

	Six months ended March 31,	Year ended September 30
	2006(5)	2005	2004	2003	2002	2001

Portfolio turnover rate for all classes of shares	23%	39%	39%	41%	34%	44%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC.
During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $1 million.

See Notes to Financial Statements

Other share class results unaudited

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Class B, Class C, Class F and Class 529
Average annual total returns for
periods ended March 31, 2006:	1 year	5 years	Life of class

Class B shares— first sold 3/15/00
Reflecting applicable contingent deferred
sales charge (CDSC), maximum of 5%,
payable only if shares are sold within
six years of purchase	+2.88%	+7.52%	+6.35%
Not reflecting CDSC	+7.88%	+7.82%	+6.35%

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	+6.84%	+7.72%	+7.38%
Not reflecting CDSC	+7.84%	+7.72%	+7.38%

Class F shares*— first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	+8.66%	+8.54%	+8.16%

Class 529-A shares†— first sold 2/19/02
Reflecting 3.75% maximum sales charge	+4.51%	—	+9.21%
Not reflecting maximum sales charge	+8.63%	—	+10.23%

Class 529-B shares†— first sold 2/25/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six
years of purchase	+2.73%	—	+9.25%
Not reflecting CDSC	+7.73%	—	+9.62%

Class 529-C shares†— first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	+6.74%	—	+9.30%
Not reflecting CDSC	+7.74%	—	+9.30%

Class 529-E shares*†— first sold 3/15/02	+8.31%	—	+9.42%

Class 529-F shares*†— first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	+8.81%	—	+14.64%

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on page 24 for details.

*These shares are sold without any initial or contingent deferred sales charge.
† Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Expense example

unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005, through March 31, 2006).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2005	Ending account value 3/31/2006	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,042.66	$3.41	.67%
Class A -- assumed 5% return	1,000.00	1,021.59	3.38	.67
Class B -- actual return	1,000.00	1,038.73	7.27	1.43
Class B -- assumed 5% return	1,000.00	1,017.80	7.19	1.43
Class C -- actual return	1,000.00	1,038.51	7.47	1.47
Class C -- assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class F -- actual return	1,000.00	1,042.55	3.51	.69
Class F -- assumed 5% return	1,000.00	1,021.49	3.48	.69
Class 529-A -- actual return	1,000.00	1,042.35	3.72	.73
Class 529-A -- assumed 5% return	1,000.00	1,021.29	3.68	.73
Class 529-B -- actual return	1,000.00	1,038.09	7.93	1.56
Class 529-B -- assumed 5% return	1,000.00	1,017.15	7.85	1.56
Class 529-C -- actual return	1,000.00	1,038.14	7.88	1.55
Class 529-C -- assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class 529-E -- actual return	1,000.00	1,040.86	5.19	1.02
Class 529-E -- assumed 5% return	1,000.00	1,019.85	5.14	1.02
Class 529-F -- actual return	1,000.00	1,043.39	2.65	.52
Class 529-F -- assumed 5% return	1,000.00	1,022.34	2.62	.52
Class R-1 -- actual return	1,000.00	1,038.30	7.67	1.51
Class R-1 -- assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2 -- actual return	1,000.00	1,038.45	7.57	1.49
Class R-2 -- assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class R-3 -- actual return	1,000.00	1,040.45	5.60	1.10
Class R-3 -- assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class R-4 -- actual return	1,000.00	1,042.34	3.72	.73
Class R-4 -- assumed 5% return	1,000.00	1,021.29	3.68	.73
Class R-5 -- actual return	1,000.00	1,043.86	2.19	.43
Class R-5 -- assumed 5% return	1,000.00	1,022.79	2.17	.43

* Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182), and divided by 365 (to reflect the one-half year period).

Offices of the fund
and of the investment adviser
Capital Research and
Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered
public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in American High-Income Trust. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annualized expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (“CDSC”) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.80 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annualized expenses (by 0.02 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2006, portfolio of American High-Income Trust’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American High-Income Trust files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of American High-Income Trust, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[Logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 75 years, we have followed a consistent philosophy that we firmly believe is in our investors’ best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 35 million shareholder accounts.

Our unique combination of strengths includes these five factors:

• A long-term, value-oriented approach
We buy stocks and bonds of well-managed companies at reasonable prices and hold them for the long term.

• An extensive global research effort
American Funds investment professionals search the world to gain a comprehensive understanding of companies and markets.

• The multiple portfolio counselor system
Our unique method of portfolio management, developed nearly 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

• Experienced investment professionals
American Funds portfolio counselors have an average of 23 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

• A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

29 mutual funds, consistent philosophy, consistent results

• Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

• Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

• Equity-income funds
Capital Income Builder®
The Income Fund of America®

• Balanced fund
American Balanced Fund®

• Bond funds
> American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
U.S. Government Securities FundSM

• Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

• Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

The Capital Group Companies

American Funds                          Capital Research and Management                      Capital International               Capital Guardian                   Capital Bank and Trust

Lit. No. MFGESR-921-0506P

Litho in USA RCG/L/8076-S4897

Printed on recycled paper

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

[Logo - American Funds®]

American High-Income TrustSM
Investment portfolio

March 31, 2006
unaudited

Bonds & notes — 88.66%	Principal amount (000)	Market value (000)

CORPORATE BONDS & NOTES — 83.17%
CONSUMER DISCRETIONARY — 26.23%
General Motors Acceptance Corp. 4.50% 2006	$4,000	$3,966
General Motors Acceptance Corp. 6.125% 2006	10,820	10,771
General Motors Acceptance Corp. 5.50% 2007[1]	14,000	13,781
General Motors Acceptance Corp. 5.62% 2007[1]	3,000	2,940
General Motors Acceptance Corp. 6.125% 2007	35,500	34,959
General Motors Acceptance Corp. 6.125% 2007	5,000	4,851
General Motors Acceptance Corp. 6.15% 2007	19,035	18,700
General Motors Corp. 6.375% 2008	19,150	16,373
General Motors Acceptance Corp. 5.85% 2009	20,000	18,716
Residential Capital Corp. 6.375% 2010	20,000	20,167
General Motors Corp. 7.20% 2011	87,435	68,636
General Motors Acceptance Corp. 7.25% 2011	34,710	32,926
General Motors Acceptance Corp. 6.875% 2012	7,000	6,466
General Motors Acceptance Corp. 7.00% 2012	11,900	11,093
General Motors Corp. 7.125% 2013	9,250	6,938
General Motors Corp. 7.25% 2013	€3,000	2,785
General Motors Acceptance Corp. 7.02% 2014[1]	$6,000	5,474
General Motors Corp. 7.70% 2016	5,500	4,029
General Motors Corp. 8.25% 2023	3,650	2,646
General Motors Corp. 8.375% 2033	5,000	3,688
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	14,105	13,929
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/11.75% 2011[2]	6,000	3,090
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	5,525	3,232
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[2]	2,850	1,197
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	39,950	39,950
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	37,625	36,778
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	29,800	29,874
Ford Motor Credit Co. 6.50% 2007	20,575	20,500
Ford Motor Credit Co. 7.20% 2007	25,325	24,999
Ford Motor Credit Co. 7.375% 2009	24,000	22,580
Ford Motor Credit Co. 7.875% 2010	18,000	16,889
Cinemark USA, Inc. 9.00% 2013	58,743	62,708
Cinemark, Inc. 0%/9.75% 2014[2]	28,275	21,772
Technical Olympic USA, Inc. 9.00% 2010	25,011	25,761
Technical Olympic USA, Inc. 9.00% 2010	6,930	7,138
Technical Olympic USA, Inc. 7.50% 2011	17,225	15,761
Technical Olympic USA, Inc. 10.375% 2012	24,280	24,644
Mirage Resorts, Inc. 6.75% 2007	5,700	5,778
Mandalay Resort Group, Series B, 10.25% 2007	5,000	5,287
Mirage Resorts, Inc. 6.75% 2008	4,800	4,866
MGM MIRAGE 6.00% 2009	21,677	21,460
Mandalay Resort Group 6.50% 2009	2,000	2,007
MGM MIRAGE 8.50% 2010	6,100	6,557
Mandalay Resort Group 6.375% 2011	1,500	1,483
MGM MIRAGE 6.75% 2012	1,700	1,706
MGM MIRAGE 6.75% 2013[3]	13,680	13,680
MGM MIRAGE 6.625% 2015	5,375	5,315
CanWest Media Inc., Series B, 8.00% 2012	60,258	62,065
Tenneco Automotive Inc., Series B, 10.25% 2013	16,725	18,648
Tenneco Automotive Inc. 8.625% 2014	41,250	41,456
Mohegan Tribal Gaming Authority 6.375% 2009	45,040	45,040
Mohegan Tribal Gaming Authority 8.00% 2012	7,775	8,183
Mohegan Tribal Gaming Authority 7.125% 2014	6,275	6,353
K. Hovnanian Enterprises, Inc. 10.50% 2007	10,855	11,615
K. Hovnanian Enterprises, Inc. 6.00% 2010	5,275	5,080
K. Hovnanian Enterprises, Inc. 8.875% 2012	13,475	14,149
K. Hovnanian Enterprises, Inc. 7.75% 2013	6,900	6,796
K. Hovnanian Enterprises, Inc. 6.375% 2014	8,450	7,855
K. Hovnanian Enterprises, Inc. 6.25% 2016	6,000	5,469
K. Hovnanian Enterprises, Inc. 7.50% 2016	6,320	6,262
AMC Entertainment Inc. 9.50% 2011	8,282	8,096
AMC Entertainment Inc., Series B, 8.625% 2012	18,825	19,766
AMC Entertainment Inc. 9.875% 2012	18,150	17,968
AMC Entertainment Inc. 8.00% 2014	12,340	11,075
NTL Cable PLC 8.75% 2014	21,325	21,965
NTL Cable PLC 8.75% 2014	€4,500	5,795
NTL Cable PLC 9.75% 2014	£3,000	5,488
NTL Inc. 10.46% 2016[1]	$19,675	19,675
William Lyon Homes, Inc. 7.625% 2012	13,100	11,462
William Lyon Homes, Inc. 10.75% 2013	20,395	20,650
William Lyon Homes, Inc. 7.50% 2014	22,260	19,311
Young Broadcasting Inc. 10.00% 2011	52,810	48,981
Young Broadcasting Inc. 8.75% 2014	2,325	1,999
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	5,000	5,362
R.H. Donnelley Inc. 10.875% 2012[3]	3,000	3,341
Dex Media, Inc., Series B, 0%/9.00% 2013[2]	9,000	7,650
R.H. Donnelley Corp., Series A-1, 6.875% 2013[3]	10,650	10,011
R.H. Donnelley Corp., Series A-2, 6.875% 2013[3]	9,000	8,460
Dex Media, Inc., Series B, 8.00% 2013	3,075	3,183
R.H. Donnelley Corp., Series A-3, 8.875% 2016[3]	11,725	12,253
Grupo Posadas, SA de CV 8.75% 2011[3]	46,225	48,190
Grupo Posadas, SA de CV 8.75% 2011	750	782
Delphi Automotive Systems Corp. 6.55% 2006[4]	12,730	7,893
Delphi Automotive Systems Corp. 6.50% 2009[4]	34,600	21,365
Delphi Corp. 6.50% 2013[4]	17,190	10,486
Delphi Automotive Systems Corp. 7.125% 2029[4]	14,300	8,866
Neiman Marcus Group, Inc. 9.00% 2015[3,5]	41,505	44,099
Neiman Marcus Group, Inc. 10.375% 2015[3]	2,500	2,669
Linens n’ Things, Inc. 10.366% 2014[1,3]	45,700	46,043
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	45,410	44,332
J.C. Penney Co., Inc. 8.00% 2010	15,995	17,300
J.C. Penney Co., Inc. 9.00% 2012	18,019	20,730
J.C. Penney Co., Inc. 7.625% 2097	5,500	5,580
American Media Operations, Inc., Series B, 10.25% 2009	31,270	28,456
American Media Operations, Inc. 8.875% 2011	17,615	15,149
Telenet Communications NV 9.00% 2013	€12,381	16,771
Telenet Group Holding NV 0%/11.50% 2014[2,3]	31,147	26,202
Dollarama Group LP 8.875% 2012[3]	37,025	37,580
Bon-Ton Stores, Inc. 10.25% 2014[3]	38,675	37,399
Kabel Deutschland GmbH 10.625% 2014[3]	34,275	36,760
Boyd Gaming Corp. 7.75% 2012	25,925	27,286
Boyd Gaming Corp. 8.75% 2012	4,500	4,826
Boyd Gaming Corp. 6.75% 2014	4,000	4,010
Gaylord Entertainment Co. 8.00% 2013	20,509	21,483
Gaylord Entertainment Co. 6.75% 2014	13,600	13,328
Toys “R” Us, Inc. 9.864% 2012[1]	32,000	31,920
Toys “R” Us, Inc. 7.875% 2013	2,735	2,226
Sealy Mattress Co. 8.25% 2014	30,000	31,500
Royal Caribbean Cruises Ltd. 7.00% 2007	10,293	10,535
Royal Caribbean Cruises Ltd. 8.00% 2010	9,900	10,636
Royal Caribbean Cruises Ltd. 8.75% 2011	5,750	6,375
Royal Caribbean Cruises Ltd. 6.875% 2013	3,750	3,874
WCI Communities, Inc. 9.125% 2012	12,847	13,136
WCI Communities, Inc. 7.875% 2013	7,035	6,771
WCI Communities, Inc. 6.625% 2015	11,925	10,613
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	30,434
Dillard’s, Inc. 6.69% 2007	1,075	1,086
Dillard Department Stores, Inc. 7.15% 2007	2,100	2,124
Dillard’s, Inc. 6.30% 2008	3,182	3,190
Dillard’s, Inc. 6.625% 2008	8,365	8,428
Dillard Department Stores, Inc. 9.125% 2011	8,230	8,930
Dillard Department Stores, Inc. 7.85% 2012	1,000	1,033
Dillard’s, Inc. 6.625% 2018	3,000	2,820
Dillard’s, Inc. 7.00% 2028	3,000	2,700
Liberty Media Corp. 7.75% 2009	4,750	5,010
Liberty Media Corp. 5.70% 2013	11,675	10,915
Liberty Media Corp. 8.50% 2029	10,340	10,213
Liberty Media Corp. 8.25% 2030	4,075	3,958
Iesy Repository GmbH 10.125% 2015	€4,750	5,858
Iesy Repository GmbH 10.375% 2015[3]	$22,850	22,850
Carmike Cinemas, Inc. 7.50% 2014	30,025	27,698
Payless ShoeSource, Inc. 8.25% 2013	25,250	26,639
Warnaco, Inc. 8.875% 2013	24,175	25,807
Vidéotron Ltée 6.875% 2014	14,790	14,938
Vidéotron Ltée 6.375% 2015	9,535	9,380
Sun Media Corp. 7.625% 2013	4,250	4,399
Quebecor Media Inc. 7.75% 2016[3]	19,225	19,850
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	3,875	3,962
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	17,925	19,583
Gray Communications Systems, Inc. 9.25% 2011	20,800	22,152
Visteon Corp. 8.25% 2010	26,050	21,622
Emmis Operating Co. 6.875% 2012	21,750	21,098
Aztar Corp. 7.875% 2014	19,325	21,016
Stoneridge, Inc. 11.50% 2012	22,917	20,854
AOL Time Warner Inc. 6.15% 2007	20,000	20,155
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	18,759	20,119
D.R. Horton, Inc. 8.00% 2009	10,770	11,407
D.R. Horton, Inc. 7.875% 2011	2,030	2,182
Schuler Homes, Inc. 10.50% 2011	4,280	4,569
D.R. Horton, Inc. 6.875% 2013	1,075	1,100
Buffets, Inc. 11.25% 2010	17,900	18,795
Cooper-Standard Automotive Inc. 7.00% 2012	8,770	8,025
Cooper-Standard Automotive Inc. 8.375% 2014	13,000	10,205
Lenfest Communications, Inc. 7.625% 2008	6,750	6,984
Comcast Corp. 10.625% 2012	2,245	2,725
Comcast Corp. 5.90% 2016	8,475	8,327
Blockbuster Inc. 10.00% 2012[3]	19,825	17,446
Six Flags, Inc. 8.875% 2010	2,320	2,323
Six Flags, Inc. 9.75% 2013	12,080	12,231
Six Flags, Inc. 9.625% 2014	2,750	2,784
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	18,025	17,101
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	17,450	16,621
KB Home 6.25% 2015	17,525	16,458
CSC Holdings, Inc., Series B, 8.125% 2009	1,750	1,818
Cablevision Systems Corp., Series B, 8.00% 2012	14,540	14,249
PETCO Animal Supplies, Inc. 10.75% 2011	14,685	15,823
DaimlerChrysler North America Holding Corp. 5.33% 2009[1]	15,000	15,015
Riddell Bell Holdings Inc. 8.375% 2012	14,200	14,378
Regal Cinemas Corp., Series B, 9.375% 2012[6]	13,300	14,201
Century Communications Corp. 0% 2003[7]	4,565	3,972
Adelphia Communications Corp. 10.25% 2006[4]	9,955	5,824
Adelphia Communications Corp. 10.25% 2011[4]	6,850	4,350
MDC Holdings, Inc. 7.00% 2012	10,000	10,157
MDC Holdings, Inc. 5.50% 2013	4,000	3,731
Standard Pacific Corp. 5.125% 2009	8,625	8,215
Standard Pacific Corp. 6.50% 2010	2,000	1,920
Standard Pacific Corp. 9.25% 2012	1,000	1,029
Standard Pacific Corp. 6.25% 2014	3,000	2,678
LBI Media, Inc. 10.125% 2012	12,530	13,470
Reader’s Digest Assn., Inc. 6.50% 2011	13,390	13,423
Bombardier Recreational Products Inc. 8.375% 2013	12,170	12,900
GSC Holdings Corp. and GameStop, Inc. 8.405% 2011[1,3]	9,300	9,556
GSC Holdings Corp. and GameStop, Inc. 8.00% 2012[3]	2,500	2,494
Radio One, Inc., Series B, 8.875% 2011	11,100	11,711
Fisher Communications, Inc. 8.625% 2014	10,565	11,212
Hilton Hotels Corp. 7.625% 2008	4,700	4,895
Hilton Hotels Corp. 7.20% 2009	5,885	6,144
Hilton Hotels Corp. 8.25% 2011	115	125
WDAC Subsidiary Corp. 8.375% 2014[3]	10,500	10,421
Lighthouse International Co. SA 8.00% 2014	€7,300	9,567
Seneca Gaming Corp. 7.25% 2012	$5,300	5,380
Seneca Gaming Corp. 7.25% 2012	3,440	3,492
Warner Music Group 7.375% 2014	7,760	7,721
Entercom Radio, LLC 7.625% 2014	6,500	6,663
Toll Corp. 8.25% 2011	5,500	5,761
TRW Automotive Acquisition Corp. 9.375% 2013	4,697	5,102
Beazer Homes USA, Inc. 8.375% 2012	1,650	1,722
Beazer Homes USA, Inc. 6.875% 2015	2,225	2,125
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	3,410	3,581
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013	3,525	3,507
Harrah’s Operating Co., Inc. 8.00% 2011	3,189	3,464
News America Inc. 6.75% 2038	2,990	3,064
Boyds Collection, Ltd., Series B, 9.00% 2008[4,6]	8,122	1,624
Key Plastics Holdings, Inc., Series B, 10.25% 2007[4,6]	9,650	0
		2,760,067

TELECOMMUNICATION SERVICES — 11.00%
Triton PCS, Inc. 8.75% 2011	$34,700	$23,726
Triton PCS, Inc. 9.375% 2011	52,230	35,777
Triton PCS, Inc. 8.50% 2013	102,090	97,496
Dobson Cellular Systems, Inc. 9.43% 2011[1]	4,000	4,160
American Cellular Corp., Series B, 10.00% 2011	54,725	59,650
Dobson Communications Corp. 8.85% 2012[1]	19,850	19,800
Dobson Cellular Systems, Inc. 9.875% 2012	20,375	22,362
Dobson Communications Corp. 8.875% 2013	37,250	37,622
Qwest Capital Funding, Inc. 7.75% 2006	9,750	9,860
U S WEST Capital Funding, Inc. 6.375% 2008	3,770	3,770
Qwest Capital Funding, Inc. 7.00% 2009	20,500	20,910
Qwest Capital Funding, Inc. 7.90% 2010	16,835	17,593
Qwest Communications International Inc. 7.25% 2011	24,375	25,106
Qwest Capital Funding, Inc. 7.25% 2011	18,830	19,183
Qwest Corp. 8.875% 2012	3,600	4,041
U S WEST Capital Funding, Inc. 6.50% 2018	2,000	1,932
Qwest Capital Funding, Inc. 7.625% 2021	2,000	2,045
U S WEST Capital Funding, Inc. 6.875% 2028	13,064	12,607
Qwest Capital Funding, Inc. 7.75% 2031	3,655	3,737
AirGate PCS, Inc. 9.375% 2009[3]	4,533	4,777
Alamosa (Delaware), Inc. 8.50% 2012	1,925	2,084
Nextel Communications, Inc., Series E, 6.875% 2013	14,500	14,972
Nextel Communications, Inc., Series D, 7.375% 2015	88,378	92,753
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	34,505	37,869
Centennial Communications Corp. 10.25% 2013[1]	38,750	40,300
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[1]	21,175	21,704
American Tower Corp. 7.25% 2011	5,425	5,683
American Tower Corp. 7.125% 2012	62,860	65,689
American Tower Corp. 7.50% 2012	18,300	19,261
Intelsat (Bermuda), Ltd. 9.614% 2012[1]	18,150	18,536
Intelsat (Bermuda), Ltd. 8.25% 2013	30,355	31,038
Intelsat (Bermuda), Ltd. 8.625% 2015	13,350	13,851
Hawaiian Telcom Communications, Inc. 9.75% 2013[3]	23,340	24,157
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,3]	19,330	19,813
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,3]	385	395
Hawaiian Telcom Communications, Inc. 12.50% 2015[3]	8,725	8,899
NTELOS Inc. 9.83% 2012[1]	40,250	40,854
NTELOS Holding Corp. 13.35% 2013[1,3,5]	7,221	7,329
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	44,450	46,784
MetroPCS, Inc. 12.00% 2007[1]	26,850	28,394
MetroPCS, Inc. 9.25% 2011[1]	11,575	11,893
Cincinnati Bell Inc. 7.25% 2013	38,425	39,674
Rogers Wireless Inc. 7.25% 2012	11,725	12,414
Rogers Wireless Inc. 7.50% 2015	17,950	19,341
Rogers Cantel Inc. 9.75% 2016	1,625	1,991
SBA Communications Corp. 8.50% 2012	24,318	27,115
Rural Cellular Corp. 10.93% 2012[1,3]	24,900	25,958
Millicom International Cellular SA 10.00% 2013	16,550	18,412
Nextel Partners, Inc. 8.125% 2011	16,000	17,000
AT&T Corp. 9.05% 2011[1]	13,858	14,998
iPCS, Inc. 11.50% 2012	1,500	1,717
		1,157,032

INDUSTRIALS — 9.89%
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[8]	$5,000	$5,191
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012[8]	4,961	4,770
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	6,966	6,723
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	13,225	12,241
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[8]	14,562	14,016
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	6,469	6,549
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	5,741	5,655
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	9,855	9,992
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[8]	32,794	31,912
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	3,720	3,731
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	12,444	13,331
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	12,051	11,780
Allied Waste North America, Inc. 8.50% 2008	16,500	17,428
Allied Waste North America, Inc., Series B, 8.875% 2008	16,750	17,671
Allied Waste North America, Inc., Series B, 6.50% 2010	14,500	14,391
Allied Waste North America, Inc., Series B, 5.75% 2011	24,380	23,344
Allied Waste North America, Inc., Series B, 6.125% 2014	10,000	9,550
Allied Waste North America, Inc., Series B, 7.375% 2014	22,830	22,716
NTK Holdings Inc. 0%/10.75% 2014[2]	52,460	38,558
THL Buildco, Inc. 8.50% 2014	36,445	37,265
DRS Technologies, Inc. 6.875% 2013	27,555	27,693
DRS Technologies, Inc. 6.625% 2016	8,900	8,900
DRS Technologies, Inc. 7.625% 2018	22,050	22,822
AMR Corp., Series B, 10.45% 2011	1,850	1,795
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	5,190	5,275
AMR Corp. 9.00% 2012	11,500	11,356
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[8]	19,994	21,291
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[8]	13,755	12,870
AMR Corp. 9.88% 2020	1,275	1,119
AMR Corp. 9.80% 2021	2,555	2,280
AMR Corp. 10.00% 2021	2,000	1,785
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[4,8]	1,907	896
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[8]	21,738	21,534
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[8]	4,909	4,888
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[8]	9,653	9,549
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[8]	9,506	9,416
Accuride Corp. 8.50% 2015	46,015	45,842
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	43,070	45,008
Goodman Global Holdings, Inc., Series B, 7.491% 2012[1]	14,330	14,652
Goodman Global Holdings, Inc., Series B, 7.875% 2012	28,680	28,465
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	28,948	30,757
H-Lines Finance Holding Corp. 0%/11.00% 2013[2]	12,540	10,471
TFM, SA de CV 10.25% 2007	2,295	2,410
TFM, SA de CV 9.375% 2012	30,900	34,145
TFM, SA de CV 12.50% 2012	2,310	2,599
Jacuzzi Brands, Inc. 9.625% 2010	33,155	35,725
United Rentals (North America), Inc., Series B, 6.50% 2012	20,675	20,365
United Rentals (North America), Inc. 7.75% 2013	10,425	10,477
ACIH, Inc. 0%/11.50% 2012[2,3]	36,685	28,064
Bombardier Capital Inc., Series A, 6.125% 2006[3]	16,570	16,611
Bombardier Inc. 6.75% 2012[3]	6,600	6,336
Bombardier Inc. 6.30% 2014[3]	2,800	2,583
Argo-Tech Corp. 9.25% 2011	23,430	24,836
Northwest Airlines, Inc. 8.875% 2006[4]	8,315	3,783
Northwest Airlines, Inc. 8.70% 2007[4]	5,000	2,313
Northwest Airlines, Inc. 9.875% 2007[4]	9,500	4,441
Northwest Airlines, Inc. 7.875% 2008[4]	15,900	7,195
Northwest Airlines, Inc. 10.00% 2009[4]	7,300	3,212
K&F Industries, Inc. 7.75% 2014	20,010	20,360
Quebecor World Inc. 8.75% 2016[3]	20,375	19,973
Terex Corp. 9.25% 2011	5,200	5,558
Terex Corp., Class B, 10.375% 2011	3,100	3,286
Terex Corp. 7.375% 2014	9,075	9,347
CCMG Acquisition Corp. 8.875% 2014[3]	6,600	6,881
CCMG Acquisition Corp. 10.50% 2016[3]	10,150	11,064
Standard Aero Holdings, Inc. 8.25% 2014	18,945	16,766
Williams Scotsman, Inc. 8.50% 2015	15,775	16,189
Kansas City Southern Railway Co. 9.50% 2008	4,275	4,585
Kansas City Southern Railway Co. 7.50% 2009	7,115	7,257
Delta Air Lines, Inc. 8.00% 2007[3,4]	15,525	4,075
Delta Air Lines, Inc. 7.90% 2009[4]	5,000	1,350
Delta Air Lines, Inc. 10.125% 2010[4]	1,650	437
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[8]	2,166	2,198
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[8]	2,500	2,314
Delta Air Lines, Inc. 9.75% 2021[4]	2,200	578
Delta Air Lines, Inc. 10.375% 2022[4]	3,000	795
American Standard Inc. 8.25% 2009	5,190	5,550
American Standard Inc. 7.625% 2010	4,300	4,542
Gol Finance 8.75% (undated)[3]	9,900	9,813
Ashtead Group PLC 8.625% 2015[3]	8,750	9,144
Ahern Rentals, Inc. 9.25% 2013	7,805	8,176
UCAR Finance Inc. 10.25% 2012	5,551	5,953
Cummins Inc. 9.50% 2010	5,550	5,952
Park-Ohio Industries, Inc. 8.375% 2014	4,225	4,003
International Shipholding Corp., Series B, 7.75% 2007	1,950	1,965
AGCO Corp. 6.875% 2014	€1,500	1,900
		1,040,584

MATERIALS — 9.83%
Stone Container Corp. 9.25% 2008	$14,225	14,883
Stone Container Corp. 9.75% 2011	6,075	6,272
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	38,660	38,128
Stone Container Corp. 8.375% 2012	8,515	8,430
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	28,930	27,339
Abitibi-Consolidated Co. of Canada 5.25% 2008	6,250	6,000
Abitibi-Consolidated Finance LP 7.875% 2009	7,415	7,396
Abitibi-Consolidated Inc. 8.55% 2010	10,902	11,011
Abitibi-Consolidated Co. of Canada 8.41% 2011[1]	20,500	20,603
Abitibi-Consolidated Co. of Canada 6.00% 2013	14,740	12,750
Abitibi-Consolidated Co. of Canada 8.375% 2015	34,400	33,712
Millennium America Inc. 9.25% 2008	10,630	10,856
Lyondell Chemical Co. 9.50% 2008	5,885	6,150
Equistar Chemicals, LP 10.125% 2008	15,650	16,706
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	10,265	10,676
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	34,075	37,057
JSG Funding PLC 9.625% 2012	6,517	6,924
JSG Funding PLC 7.75% 2015	€12,250	14,663
JSG Funding PLC 7.75% 2015	$6,500	6,142
JSG Holdings PLC 11.50% 2015[5]	€41,058	50,632
Smurfit Capital Funding PLC 7.50% 2025	$1,325	1,239
Graphic Packaging International, Inc. 8.50% 2011	34,065	33,895
Graphic Packaging International, Inc. 9.50% 2013	33,980	31,941
Associated Materials Inc. 9.75% 2012	22,960	23,936
AMH Holdings, Inc. 0%/11.25% 2014[2]	67,375	39,077
Owens-Illinois, Inc. 8.10% 2007	250	256
Owens-Illinois, Inc. 7.35% 2008	2,440	2,477
Owens-Brockway Glass Container Inc. 8.875% 2009	10,225	10,698
Owens-Illinois, Inc. 7.50% 2010	2,000	2,035
Owens-Brockway Glass Container Inc. 7.75% 2011	15,985	16,744
Owens-Brockway Glass Container Inc. 8.75% 2012	22,225	23,892
Owens-Brockway Glass Container Inc. 8.25% 2013	2,900	3,045
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	467
Building Materials Corp. of America, Series B, 8.00% 2007	$6,925	7,107
Building Materials Corp. of America 8.00% 2008	13,420	13,839
Building Materials Corp. of America 7.75% 2014	35,310	35,398
Georgia-Pacific Corp. 8.125% 2011	3,200	3,344
Georgia-Pacific Corp., Series B, 6.744% 2012[1]	26,900	27,119
Georgia-Pacific Corp., Series C, 7.787% 2013[1]	17,725	18,124
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.475% 2012[1]	4,300	4,375
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	42,055	40,688
Rhodia 7.625% 2010	5,350	5,457
Rhodia SA 8.00% 2010	€4,475	5,777
Rhodia 10.25% 2010	$16,581	18,674
Rhodia 8.875% 2011	392	406
Rhodia SA 9.25% 2011	€8,983	11,759
Nalco Co. 7.75% 2011	$21,150	21,520
Nalco Co. 8.875% 2013	5,925	6,192
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[2]	3,100	2,356
United States Steel Corp. 10.75% 2008	4,571	5,051
United States Steel Corp. 9.75% 2010	20,923	22,701
Ainsworth Lumber Co. Ltd. 7.25% 2012	5,350	4,869
Ainsworth Lumber Co. Ltd. 6.75% 2014	13,730	11,979
Ainsworth Lumber Co. Ltd. 6.75% 2014	5,550	4,842
Oregon Steel Mills, Inc. 10.00% 2009	19,274	20,527
Earle M. Jorgensen Co. 9.75% 2012	17,840	19,356
Neenah Paper, Inc. 7.375% 2014	20,275	19,160
Domtar Inc. 7.875% 2011	5,825	5,548
Domtar Inc. 7.125% 2015	13,135	11,690
Plastipak Holdings, Inc. 8.50% 2015[3]	16,190	16,595
Crompton Corp. 10.561% 2010[1]	8,325	9,137
Crompton Corp. 9.875% 2012	2,550	2,882
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[2]	9,722	7,583
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	3,575	3,977
Rockwood Specialties Group, Inc. 10.625% 2011	511	563
Rockwood Specialties Group, Inc. 7.50% 2014	3,700	3,737
Rockwood Specialties Group, Inc. 7.625% 2014	€5,700	7,168
Steel Dynamics, Inc. 9.50% 2009	$9,800	10,278
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	9,000	9,158
Covalence Specialty Materials Corp. 10.25% 2016[3]	8,450	8,915
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	7,975	8,792
RathGibson, Inc. 11.25% 2014[3]	8,000	8,400
AEP Industries Inc. 7.875% 2013	8,000	8,080
Sino-Forest Corp. 9.125% 2011[3]	5,260	5,681
Allegheny Technologies, Inc. 8.375% 2011	5,000	5,425
Huntsman LLC 11.85% 2011[1]	825	872
Huntsman LLC 11.50% 2012	500	578
Huntsman International LLC 7.50% 2015	€2,250	2,911
Cytec Industries Inc. 6.00% 2015	$4,335	4,194
Exopack Holding Corp. 11.25% 2014[3]	4,050	4,161
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,800	3,819
Ispat Inland ULC 9.75% 2014	3,233	3,663
Airgas, Inc. 6.25% 2014	3,500	3,465
Norampac Inc. 6.75% 2013	3,500	3,351
AK Steel Corp. 7.75% 2012	2,650	2,693
Novelis Inc. 7.25% 2015[3]	2,750	2,654
Koppers Inc. 9.875% 2013	2,044	2,248
		1,034,870

UTILITIES — 5.58%
Edison Mission Energy 10.00% 2008	13,850	14,889
Mission Energy Holding Co. 13.50% 2008	38,350	44,198
Edison Mission Energy 7.73% 2009	35,250	36,307
Edison Mission Energy 9.875% 2011	38,850	44,095
Midwest Generation, LLC, Series B, 8.56% 2016[8]	24,630	26,566
Homer City Funding LLC 8.734% 2026[8]	9,398	10,667
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	16,500	17,944
AES Corp. 9.50% 2009	28,507	30,859
AES Corp. 9.375% 2010	13,644	14,940
AES Corp. 8.875% 2011	7,725	8,362
AES Corp. 8.75% 2013[3]	43,985	47,724
AES Gener SA 7.50% 2014	18,350	18,878
AES Corp. 9.00% 2015[3]	15,150	16,514
AES Red Oak, LLC, Series A, 8.54% 2019[8]	4,565	4,999
AES Red Oak, LLC, Series B, 9.20% 2029[8]	7,000	7,910
Dynegy Holdings Inc. 9.875% 2010[3]	18,025	19,847
Dynegy Holdings Inc. 10.125% 2013[3]	36,415	41,766
NRG Energy, Inc. 7.25% 2014	26,750	27,252
NRG Energy, Inc. 7.375% 2016	29,700	30,405
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,700	5,184
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,038
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,714
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	19,217	21,261
Sierra Pacific Resources 8.625% 2014	12,000	13,085
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,441
Nevada Power Co., Series M, 5.95% 2016[3]	1,600	1,583
Sierra Pacific Resources 6.75% 2017[3]	2,000	2,018
Enersis SA 7.375% 2014	16,800	17,609
PSEG Energy Holdings Inc. 8.625% 2008	15,999	16,759
FPL Energy National Wind Portfolio, LLC 6.125% 2019[3,8]	4,710	4,588
FPL Energy American Wind, LLC 6.639% 2023[3,8]	7,664	7,822
Calpine Generating Co., LLC and CalGen Finance Corp. 10.38% 2010[1,8]	7,000	7,490
Calpine Corp. 8.40% 2012[3,8]	4,492	4,225
Electricidad de Caracas Finance BV 10.25% 2014[3]	7,480	8,153
Mirant Americas Generation, Inc. 8.30% 2011	5,000	5,200
		587,292

ENERGY — 5.32%
Premcor Refining Group Inc. 9.25% 2010	12,675	13,677
Premcor Refining Group Inc. 6.125% 2011	4,000	4,071
Premcor Refining Group Inc. 6.75% 2011	24,675	25,739
Premcor Refining Group Inc. 9.50% 2013	22,350	24,782
Premcor Refining Group Inc. 6.75% 2014	5,000	5,195
Premcor Refining Group Inc. 7.50% 2015	29,775	31,453
El Paso Corp. 7.625% 2007	5,000	5,112
El Paso Corp. 6.375% 2009[3]	1,670	1,660
El Paso Energy Corp. 6.75% 2009	10,000	10,025
El Paso Energy Corp. 7.75% 2010[3]	16,475	17,072
Sonat Inc. 7.625% 2011	15,000	15,525
El Paso Energy Corp. 7.375% 2012	1,525	1,559
El Paso Corp. 9.625% 2012[3]	5,000	5,587
El Paso Natural Gas Co. 7.50% 2026	1,640	1,709
Tennessee Gas Pipeline Co. 7.00% 2028	9,000	8,942
Southern Natural Gas Co. 7.35% 2031	11,375	11,758
Southern Natural Gas Co. 8.00% 2032	6,830	7,525
Newfield Exploration Co., Series B, 7.45% 2007	1,750	1,802
Newfield Exploration Co. 7.625% 2011	3,500	3,741
Newfield Exploration Co. 8.375% 2012	23,500	25,262
Newfield Exploration Co. 6.625% 2014	14,575	14,684
Newfield Exploration Co. 6.625% 2016	34,950	35,081
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[3]	2,000	2,035
Williams Companies, Inc. 6.375% 2010[3]	6,000	5,970
Williams Companies, Inc. 6.536% 2010[1,3]	8,000	8,210
Williams Companies, Inc. 7.125% 2011	1,900	1,964
Williams Companies, Inc. 8.125% 2012	11,425	12,325
Williams Companies, Inc. 7.875% 2021	5,000	5,400
Williams Companies, Inc. 8.75% 2032	16,470	19,352
Pogo Producing Co. 6.875% 2017	35,700	35,432
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	30,130	28,699
Overseas Shipholding Group, Inc. 8.25% 2013	12,985	13,861
Overseas Shipholding Group, Inc. 8.75% 2013	8,055	8,861
Overseas Shipholding Group, Inc. 7.50% 2024	1,150	1,153
Drummond Co., Inc. 7.375% 2016[3]	23,650	23,709
Teekay Shipping Corp. 8.875% 2011	18,520	20,465
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	18,367	20,296
Petrozuata Finance, Inc., Series B, 8.22% 2017[3,8]	13,320	13,187
Petrozuata Finance, Inc., Series B, 8.22% 2017[8]	5,985	5,925
Encore Acquisition Co. 6.00% 2015	18,800	17,625
Peabody Energy Corp., Series B, 6.875% 2013	7,000	7,140
Peabody Energy Corp. 5.875% 2016	4,000	3,830
Massey Energy Co. 6.625% 2010	3,000	3,068
Massey Energy Co. 6.875% 2013[3]	7,925	7,806
Targa Resources, Inc. and Targa Resources Finance Corp. 8.50% 2013[3]	10,060	10,513
Whiting Petroleum Corp. 7.25% 2013	4,350	4,361
Compton Petroleum Finance Corp. 7.625% 2013	4,150	4,171
Pemex Project Funding Master Trust 7.875% 2009	1,400	1,475
Pemex Project Funding Master Trust 8.625% 2022	1,170	1,384
		560,178

CONSUMER STAPLES — 4.77%
Rite Aid Corp. 6.125% 2008[3]	7,950	7,771
Rite Aid Corp. 8.125% 2010	1,000	1,026
Rite Aid Corp. 9.50% 2011	9,500	10,070
Rite Aid Corp. 6.875% 2013	30,300	26,664
Rite Aid Corp. 9.25% 2013	12,250	12,005
Rite Aid Corp. 7.50% 2015	7,000	6,825
Rite Aid Corp. 7.70% 2027	14,280	11,353
Rite Aid Corp. 6.875% 2028	10,477	7,779
Stater Bros. Holdings Inc. 8.41% 2010[1]	8,450	8,672
Stater Bros. Holdings Inc. 8.125% 2012	37,005	37,144
Rayovac Corp. 8.50% 2013	5,885	5,473
Spectrum Brands, Inc. 7.375% 2015	43,120	37,730
Delhaize America, Inc. 8.125% 2011	33,645	36,489
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,150	2,102
Jean Coutu Group (PJC) Inc. 8.50% 2014	33,000	30,442
Pathmark Stores, Inc. 8.75% 2012	29,810	28,916
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	26,840	27,108
Playtex Products, Inc. 8.00% 2011	5,000	5,312
Playtex Products, Inc. 9.375% 2011	20,660	21,693
Koninklijke Ahold NV 5.875% 2008	€2,367	2,977
Ahold Finance U.S.A., Inc. 6.25% 2009	$6,960	6,969
Ahold Finance U.S.A., Inc. 8.25% 2010	6,015	6,406
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[8]	1,044	1,089
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[8]	7,415	7,978
Gold Kist Inc. 10.25% 2014	21,141	22,938
Vitamin Shoppe Industries, Inc. 12.249% 2012[1,3]	20,610	21,084
Elizabeth Arden, Inc. 7.75% 2014	19,822	20,417
Winn-Dixie Stores, Inc. 8.875% 2008[4]	18,675	14,847
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[3,4,8]	2,287	1,854
Albertson’s, Inc. 7.45% 2029	10,000	8,853
Albertson’s, Inc. 8.00% 2031	5,000	4,666
SUPERVALU INC. 7.50% 2012	11,500	11,745
Del Monte Corp., Series B, 8.625% 2012	10,550	11,196
Roundy’s Supermarkets, Inc., Term Loan, 7.72% 2011[1]	9,000	9,117
Duane Reade Inc. 9.41% 2010[1]	6,000	5,970
Constellation Brands, Inc. 8.125% 2012	5,500	5,796
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011	5,280	5,729
Tyson Foods, Inc. 6.60% 2016	4,400	4,354
Dole Food Co., Inc. 7.25% 2010	1,325	1,255
Dole Food Co., Inc. 8.875% 2011	1,855	1,846
		501,660

HEALTH CARE — 3.77%
Tenet Healthcare Corp. 6.375% 2011	32,035	29,072
Tenet Healthcare Corp. 7.375% 2013	11,140	10,221
Tenet Healthcare Corp. 9.875% 2014	48,700	49,552
Tenet Healthcare Corp. 9.25% 2015[3]	28,400	28,542
Warner Chilcott Corp. 8.75% 2015[3]	50,889	50,762
Columbia/HCA Healthcare Corp. 7.00% 2007	7,755	7,885
Columbia/HCA Healthcare Corp. 7.25% 2008	1,000	1,030
HCA Inc. 5.50% 2009	9,750	9,548
HCA — The Healthcare Co. 8.75% 2010	6,660	7,257
HCA — The Healthcare Co. 7.875% 2011	1,250	1,322
HCA Inc. 6.30% 2012	2,975	2,919
HCA Inc. 6.95% 2012	2,000	2,029
HCA Inc. 6.50% 2016	12,500	12,241
Columbia/HCA Healthcare Corp. 7.69% 2025	1,000	994
Concentra Operating Corp. 9.50% 2010	26,400	27,852
Concentra Operating Corp. 9.125% 2012	15,265	16,066
Select Medical Corp. 7.625% 2015	27,350	24,820
Select Medical Holdings Corp. 10.82% 2015[1,3]	10,000	9,150
Accellent Inc. 10.50% 2013	25,575	27,429
Team Finance LLC and Health Finance Corp. 11.25% 2013[3]	25,540	26,306
Omnicare, Inc. 6.75% 2013	6,000	6,000
Omnicare, Inc. 6.875% 2015	9,075	9,098
MedCath Holdings Corp. 9.875% 2012	13,575	14,186
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	13,005	13,948
Triad Hospitals, Inc. 7.00% 2012	8,925	8,970
		397,199

FINANCIALS — 3.57%
Host Marriott, LP, Series G, 9.25% 2007	1,725	1,816
Host Marriott, LP, Series I, 9.50% 2007	2,050	2,117
Host Marriott, LP, Series M, 7.00% 2012	20,350	20,884
Host Marriott, LP, Series K, 7.125% 2013	14,375	14,698
Host Marriott, LP, Series O, 6.375% 2015	4,970	4,914
E*TRADE Financial Corp. 7.375% 2013	2,250	2,306
E*TRADE Financial Corp. 7.875% 2015	36,420	38,605
Providian Financial Corp., Series A, 9.525% 2027[3]	15,000	16,083
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,3]	15,000	14,587
Rouse Co. 3.625% 2009	12,415	11,549
Rouse Co. 7.20% 2012	12,370	12,846
Rouse Co. 5.375% 2013	3,715	3,468
Lazard Group LLC 7.125% 2015	24,840	25,849
Fairfax Financial Holdings Ltd. 7.75% 2012	21,925	19,404
Fairfax Financial Holdings Ltd. 7.375% 2018	6,000	4,710
Kazkommerts International BV 8.50% 2013[3]	3,500	3,754
Kazkommerts International BV 8.50% 2013	1,500	1,609
Kazkommerts International BV 7.875% 2014[3]	10,000	10,335
Kazkommerts International BV 8.00% 2015[3]	6,000	6,216
Longview Fibre Co. 10.00% 2009	17,950	18,937
MBNA Corp. 5.625% 2007	10,000	10,048
MBNA Capital A, Series A, 8.278% 2026	7,500	7,917
iStar Financial, Inc. 7.00% 2008	2,375	2,436
iStar Financial, Inc. 8.75% 2008	686	734
iStar Financial, Inc., Series B, 4.875% 2009	2,000	1,965
iStar Financial, Inc. 6.00% 2010	9,600	9,671
iStar Financial, Inc., Series B, 5.70% 2014	2,500	2,442
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,3]	17,175	17,084
TuranAlem Finance BV 7.875% 2010	10,000	10,325
TuranAlem Finance BV 8.50% 2015[3]	2,280	2,391
FelCor Lodging LP 9.00% 2011[1]	11,505	12,655
Crescent Real Estate LP 7.50% 2007	12,320	12,551
Advanta Capital Trust I, Series B, 8.99% 2026	12,000	12,270
ILFC E-Capital Trust II 6.25% 2065[1,3]	8,000	7,681
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686% noncumulative preferred (undated)[1,3]	7,150	7,050
LaBranche & Co Inc. 11.00% 2012	6,000	6,690
Chevy Chase Bank, FSB 6.875% 2013	5,500	5,665
Sovereign Capital Trust I 9.00% 2027	5,000	5,363
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026	4,500	4,871
Korea First Bank 7.267% 2034[1,3]	870	936
		375,432

INFORMATION TECHNOLOGY — 3.21%
Sanmina-SCI Corp. 6.75% 2013	$21,300	$20,395
Sanmina-SCI Corp. 8.125% 2016	54,650	55,470
Celestica Inc. 7.875% 2011	32,495	33,307
Celestica Inc. 7.625% 2013	29,945	30,170
Electronic Data Systems Corp. 7.125% 2009	9,565	10,055
Electronic Data Systems Corp., Series B, 6.50% 2013[1]	41,040	41,796
Electronic Data Systems Corp. 7.45% 2029	2,200	2,341
SunGard Data Systems Inc. 3.75% 2009	2,550	2,359
SunGard Data Systems Inc. 9.125% 2013[3]	25,145	26,717
SunGard Data Systems Inc. 4.875% 2014	4,500	3,994
SunGard Data Systems Inc. 10.25% 2015[3]	6,000	6,345
Xerox Corp. 9.75% 2009	2,000	2,197
Xerox Corp. 7.125% 2010	21,100	21,944
Xerox Corp. 7.625% 2013	5,000	5,287
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	16,975	16,381
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.16% 2011[1]	2,375	2,417
Freescale Semiconductor, Inc. 6.875% 2011	9,875	10,147
Amkor Technology, Inc. 9.25% 2008	2,975	3,049
Amkor Technology, Inc. 7.125% 2011	6,090	5,633
Amkor Technology, Inc. 7.75% 2013	1,545	1,429
Jabil Circuit, Inc. 5.875% 2010	9,250	9,270
Iron Mountain Inc. 7.75% 2015	8,410	8,515
Lucent Technologies Inc. 7.25% 2006	6,000	6,022
Motorola, Inc. 7.50% 2025	2,000	2,297
Motorola, Inc. 5.22% 2097	4,550	3,570
Serena Software, Inc. 10.375% 2016[3]	3,100	3,263
Hyundai Semiconductor America, Inc. 8.625% 2007[3]	2,600	2,666
Solectron Global Finance Ltd 8.00% 2016[3]	1,000	1,007
Exodus Communications, Inc. 11.625% 2010[6,9]	3,774	0
		338,043

NON-U.S. GOVERNMENT BONDS & NOTES — 4.43%
Argentina (Republic of) 4.278% 2012[1]	36,580	29,716
Argentina (Republic of) 6.84% 2033[5,10]	ARS102,108	33,977
Argentina (Republic of) GDP-Linked 2035	347,027	10,366
Argentina (Republic of) 0% 2035	$70,000	6,475
Argentina (Republic of) 0.72% 2038[10]	ARS118,777	17,297
Brazilian Treasury Bill 6.00% 2010[10]	R$17,000	10,937
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer, 5.25% 2012[1]	$4,971	4,974
Brazil (Federal Republic of) Global 10.25% 2013	7,125	8,668
Brazil (Federal Republic of) Global 10.50% 2014	3,000	3,742
Brazil (Federal Republic of) Global 8.00% 2018	6,820	7,407
Brazil (Federal Republic of) Global 8.875% 2024	1,895	2,195
Brazil (Federal Republic of) Global 7.125% 2037	2,500	2,456
Brazil (Federal Republic of) Global 11.00% 2040	26,485	34,013
Russian Federation 8.25% 2010[3]	4,444	4,712
Russian Federation 12.75% 2028	8,000	14,300
Russian Federation 5.00%7.50% 2030[2]	32,365	35,480
Turkey (Republic of) Treasury Bill 0% 2006	TRY17,000	11,610
Turkey (Republic of) Treasury Bill 0% 2006	10,000	7,210
Turkey (Republic of) 20.00% 2007	23,982	19,502
Turkey (Republic of) 15.00% 2010	10,262	8,144
Panama (Republic of) Global 7.125% 2026	$585	600
Panama (Republic of) Global 8.875% 2027	6,500	7,930
Panama (Republic of) Global 6.70% 2036	28,009	28,093
United Mexican States Government, Series M10, 10.50% 2011	MXP12,300	$1,306
United Mexican States Government Global 6.375% 2013	$3,540	3,637
United Mexican States Government Global 11.375% 2016	6,751	9,532
United Mexican States Government, Series M20, 10.00% 2024	MXP70,000	7,201
United Mexican States Government Global 8.30% 2031	$3,020	3,657
United Mexican States Government Global 7.50% 2033	2,285	2,553
Peru (Republic of) 9.125% 2012	4,909	5,572
Peru (Republic of) 9.875% 2015	13,500	15,997
Peru (Republic of) 8.375% 2016	2,500	2,725
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[1]	344	328
Peru (Republic of) 7.35% 2025	500	494
Dominican Republic 9.50% 2011[5]	5,496	5,936
Dominican Republic 9.50% 2011[3,5]	3,357	3,625
Dominican Republic 9.04% 2018[3,5]	8,802	9,594
Dominican Republic 9.04% 2018[5]	4,794	5,225
Dominican Republic 5.393% 2024[1]	500	474
Colombia (Republic of) Global 10.00% 2012	1,500	1,776
Colombia (Republic of) Global 10.75% 2013	8,550	10,666
Colombia (Republic of) Global 11.75% 2020	4,000	5,720
Colombia (Republic of) Global 10.375% 2033	1,700	2,376
Venezuela (Republic of) 10.75% 2013	6,000	7,497
Venezuela (Republic of) Global 8.50% 2014	1,250	1,403
Venezuela (Republic of) 9.25% 2027	3,935	5,009
Venezuela (Republic of) 9.375% 2034	3,000	3,840
Indonesia (Republic of) 12.25% 2007	IDR28,500,000	3,155
Indonesia (Republic of) 12.50% 2013	30,730,000	3,470
Indonesia (Republic of) 6.875% 2017[3]	$1,000	988
Indonesia (Republic of) 11.00% 2020	IDR30,770,000	3,091
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014[3]	$4,000	5,000
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,000	5,000
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP38,450	6,266
Egypt (Arab Republic of) Treasury Bill 0% 2007	11,550	1,880
State of Qatar 9.75% 2030	$3,500	5,145
El Salvador (Republic of) 7.75% 2023[3]	2,775	3,087
Thai Government 4.125% 2009	THB73,490	1,824
Phillippines (Republic of) 7.75% 2031	$1,000	1,012
Jamaican Government 9.00% 2015	110	116
Jamaican Government 10.625% 2017	155	180
Lebanon (Republic of) 11.625% 2016	195	250
		466,411

U.S. TREASURY BONDS & NOTES — 0.38%
U.S. Treasury 7.00% 2006	10,000	10,061
U.S. Treasury 3.25% 2007	5,000	4,894
U.S. Treasury 6.625% 2007	25,000	25,467
		40,422

MUNICIPALS — 0.29%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	24,080	25,481
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	4,500	4,632
		30,113

MORTGAGE-BACKED OBLIGATIONS[8] — 0.23%
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[3]	4,000	3,991
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[3]	20,380	20,237
		24,228

ASSET-BACKED OBLIGATIONS[8]— 0.16%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3]	$16,500	$16,875

Total bonds & notes (cost: $9,196,791,000)		9,330,406

Convertible securities — 2.10%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.78%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€20,645,000	25,399
Amazon.com, Inc. 4.75% convertible debentures 2009	$8,825,000	8,439
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	1,000,000	23,550
General Motors Corp., Series B, 5.25% convertible debentures 2032	$25,535,000	16,587
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	160,600	4,826
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[3,5,6]	300	2,869
		81,670

INFORMATION TECHNOLOGY — 0.56%
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$17,850,000	17,716
Conexant Systems, Inc. 4.00% convertible notes 2007	$14,700,000	14,425
Amkor Technology, Inc. 5.75% convertible notes 2006	$12,238,600	12,269
SCI Systems, Inc. 3.00% convertible debentures 2007	$12,000,000	11,670
LSI Logic Corp. 4.00% convertible notes 2006	$3,000,000	2,981
		59,061

TELECOMMUNICATION SERVICES — 0.24%
American Tower Corp. 5.00% convertible debentures 2010	$25,925,000	25,796

UTILITIES — 0.20%
AES Trust VII 6.00% convertible preferred 2008	439,925	21,270

INDUSTRIALS — 0.19%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	180,000	19,901

FINANCIALS — 0.13%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	200,000	10,180
Crescent Real Estate Equities Co., Series A, 6.75% convertible preferred	168,100	3,628
		13,808

Total convertible securities (cost: $189,645,000)		221,506

Preferred securities — 1.83%	Shares

FINANCIALS — 1.81%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,3]	52,248,000	56,753
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,3]	30,925,000	32,900
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	1,125,000	29,672
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[3]	546,648	13,956
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,3]	28,963,000	31,514
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,3]	13,297,000	14,314
Fannie Mae, Series O, 7.065% preferred[3]	150,000	8,105
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred	55,994	2,996
		190,210

CONSUMER DISCRETIONARY — 0.01%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033	178,800	$1,466
Adelphia Communications Corp., Series B, 13.00% preferred 2009[11]	36,196	18
		1,484

CONSUMER STAPLES — 0.01%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039	18,500	463

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[6,11,12]	1,868	278

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[5,6,11]	40	0

Total preferred securities (cost: $166,997,000)		192,435

Common stocks — 1.53%

TELECOMMUNICATION SERVICES — 0.58%
Dobson Communications Corp., Class A3,11	3,435,685	27,554
Sprint Nextel Corp.	777,508	20,091
AT&T Inc.	500,000	13,520
Cincinnati Bell Inc.[11]	70,740	320
XO Holdings, Inc.[11]	25,244	99
		61,584

UTILITIES — 0.51%
Drax Group PLC[11]	3,969,950	53,335

INFORMATION TECHNOLOGY — 0.28%
Micron Technology, Inc.[3,11]	678,656	9,990
Micron Technology, Inc.[11]	424,160	6,244
Fairchild Semiconductor International, Inc.[11]	500,000	9,535
ZiLOG, Inc.[11,12]	1,140,500	3,501
		29,270

CONSUMER DISCRETIONARY — 0.07%
Emmis Communications Corp., Class A11	201,000	3,216
Clear Channel Communications, Inc.	51,012	1,480
Viacom Inc., Class B11	31,612	1,226
CBS Corp.	31,612	758
Radio One, Inc., Class D, nonvoting[11]	44,000	328
Radio One, Inc., Class A11	22,000	165
		7,173

FINANCIALS — 0.05%
Equity Office Properties Trust	150,000	5,037

INDUSTRIALS — 0.04%
DigitalGlobe Inc.[3,6,11]	3,064,647	3,065
UAL Corp.[11]	20,093	802
Delta Air Lines, Inc.[3,11]	766,165	437
		4,304

HEALTH CARE — 0.00%
Clarent Hospital Corp.[6,11,12]	576,849	$289

Total common stocks (cost: $134,906,000)		160,992

Warrants — 0.16%

TELECOMMUNICATION SERVICES — 0.16%
American Tower Corp., warrants, expire 2008[3,11]	38,250	16,295
XO Holdings, Inc., Series A, warrants, expire 2010[11]	50,492	23
XO Holdings, Inc., Series B, warrants, expire 2010[11]	37,868	15
XO Holdings, Inc., Series C, warrants, expire 2010[11]	37,868	9
KMC Telecom Holdings, Inc., warrants, expire 2008[3,6,11]	22,500	0
GT Group Telecom Inc., warrants, expire 2010[3,6,11]	11,000	0
Allegiance Telecom, Inc., warrants, expire 2008[3,6,11]	5,000	0

Total warrants (cost: $1,126,000)		16,342

Short-term securities — 3.82%	Principal amount (000)

Variable Funding Capital Corp. 4.535%-4.65% due 4/3-4/18/2006[3]	$100,500	100,347
CAFCO, LLC 4.63% due 5/3/2006[3,13]	25,000	24,899
Ciesco LLC 4.67% due 5/9/2006[3,13]	23,350	23,232
Ranger Funding Co. LLC 4.78% due 5/9/2006[3,13]	26,000	25,865
Bank of America Corp. 4.56% due 4/19/2006	15,000	14,967
Clipper Receivables Co., LLC 4.52%-4.53% due 4/3-4/24/2006[3]	38,000	37,952
Federal Home Loan Bank 4.54%-4.66% due 5/19-6/7/2006[13]	34,300	34,045
Federal Home Loan Bank 4.455% due 4/12/2006	1,600	1,598
Freddie Mac 4.52%-4.54% due 5/3-5/16/2006[13]	31,000	30,842
U.S. Treasury Bills 4.393% due 4/20/2006	27,800	27,739
Park Avenue Receivables Co., LLC 4.67%-4.70% due 4/17-5/8/2006[3]	25,800	25,706
NetJets Inc. 4.56% due 4/25/2006[3]	20,000	19,938
BellSouth Corp. 4.52% due 4/11/2006[3]	13,000	12,984
Kimberly-Clark Worldwide Inc. 4.59% due 4/12/2006[3]	12,000	11,982
Scripps (E.W.) Co. 4.60% due 4/26/2006[3]	9,703	9,671

Total short-term securities (cost: $401,771,000)		401,767

Total investment securities (cost: $10,091,236,000)		10,323,448
Other assets less liabilities		200,172

Net assets		$10,523,620

1Coupon rate may change periodically.
2Step bond; coupon rate will increase at a later date.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,884,570,000, which represented 17.91% of the net assets of the fund.
4Scheduled interest payments not made; reorganization pending.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees.
7Company did not make principal payment upon scheduled maturity date; reorganization pending.
8Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
9Company not making scheduled interest payments; bankruptcy proceedings pending.
10Index-linked bond whose principal amount moves with a government retail price index.
11Security did not produce income during the last 12 months.
12Represents an affiliated company as defined under the Investment Company Act of 1940.
13This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

MFGEFP-921-0506-S4546

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Nominating and Governance Committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Nominating and Governance Committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Nominating and Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and PEO

Date: June 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and PEO

Date: June 8, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: June 8, 2006